June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to the Money Market Portfolio of Morgan Stanley Select Dimensions Investment Series (the "Portfolio"). As a result, the following changes to the Prospectus are required:

The heading of the section of the Prospectus entitled "Portfolio Summary—Adviser" is hereby replaced with "Portfolio Summary—Adviser and Sub-Adviser."

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The following is hereby added as the second paragraph of the section of the Prospectus entitled "Portfolio Summary—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The second sentence of the first paragraph of the section of the Prospectus entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Portfolio's share price at $1.00.

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The second sentence of the sixth paragraph of the section of the Prospectus entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Principal Risks" is hereby deleted and replaced with the following:

Although the Fund will invest in these securities only if the Adviser and/or Sub-Adviser determine that they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks.

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The last paragraph of the section of the Prospectus entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Principal Risks" is hereby deleted and replaced with the following:

The performance of the Portfolio also will depend on whether or not the Adviser and/or Sub-Adviser is successful in apply the Portfolio's investment strategies.

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The following is hereby added as the second paragraph of the section of the Prospectus entitled "Portfolio Details—Portfolio Management":

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser—Morgan Stanley Investment Management Limited ("MSIM Limited"). The Sub-Adviser is a wholly owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Portfolio's Officers and Trustees. The Adviser pays compensation, if any, to the Sub-Adviser on a monthly basis. The compensation paid is a portion of the net advisory fees the Adviser receives from the Portfolio. MSIM Limited's address is 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

The last paragraph of the section of the Prospectus entitled "Portfolio Details—Portfolio Management" is hereby deleted and replaced with the following:

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in the Fund's semiannual report to shareholders for the period ended June 30, 2011. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement with MSIM Limited will be available in the Fund's semiannual report to shareholders for the period ended June 30, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to the Money Market Portfolio of Morgan Stanley Select Dimensions Investment Series (the "Portfolio"). As a result, the following changes to the Statement of Additional Information ("SAI") are required:

The following is hereby added as the third paragraph of the section of the Portfolio's SAI entitled "V. Investment Advisory and Other Services — A. Adviser, Sub-Adviser and Administrator":

The Sub-Adviser of the Money Market Portfolio is Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Advisor is a wholly owned subsidiary of Morgan Stanley.

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The sixth paragraph of the section of the Portfolio's SAI entitled "V. Investment Advisory and Other Services — A. Adviser, Sub-Adviser and Administrator" is hereby deleted and replaced with the following:

Pursuant to the sub-advisory agreements (each, a "Sub-Advisory Agreement") between the Adviser and each of the Sub-Advisers with respect to the Global Infrastructure Portfolio and the Money Market Portfolio, the Sub-Advisers have been retained, subject to the overall supervision of the Adviser and the Trustees of the applicable Portfolios, to, together with the Adviser, continuously furnish investment advice concerning individual security selections, asset allocations and economic trends and management of the applicable Portfolios. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the applicable Portfolios.

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The first sentence of the first paragraph of the section of the Portfolio's SAI entitled "V. Investment Advisory and Other Services — C. Services Provided by the Adviser, Sub-Advisers and Administrator" is hereby deleted and replaced with the following:

The Adviser manages the Investment of each Portfolio's assets (other than the Global Infrastructure Portfolio and the Money Market Portfolio), including the placing of orders for the purchase and sale of portfolio securities.

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The following is hereby added as the fourth paragraph of the section of the Portfolio's SAI entitled "V. Investment Advisory and Other Services — C. Services Provided by the Adviser, Sub-Advisers and Administrator":

With respect to the Money Market Portfolio, the Sub-Adviser has been retained, subject to the overall supervision of the Adviser, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends and to assist with the management of the Portfolio's portfolio.

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The first sentence of the fourth paragraph of the section of the Portfolio's SAI entitled "V. Investment Advisory and Other Services — C. Services Provided by the Adviser, Sub-Advisers and Administrator" is hereby deleted and replaced with:

Expenses not expressly assumed by the Adviser under the Investment Advisory Agreement or by the Administrator under the Administration Agreement or by the Sub-Advisers for the Global Infrastructure Portfolio and the Money Market Portfolio under the Sub-Advisory Agreements or by the Distributor, will be paid by the Portfolios.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.